Issued Capital and Reserves - Follow-on public offering (Details) € in Thousands	1 Months Ended		3 Months Ended
	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 $ / shares	Mar. 31, 2023 EUR (€)
Issued Capital and Reserves
Proceeds from issuing shares			€ 235,840
Closing of public offering of common shares
Issued Capital and Reserves
Capital increase (in shares) | shares	27,027,028
Weighted average share price | $ / shares		$ 9.25
Proceeds from issuing shares	€ 219,832
Share issue related cost	€ 14,580